Average Annual Total Returns - FidelityLeveragedCompanyStockFund-AMCIZPRO - FidelityLeveragedCompanyStockFund-AMCIZPRO - Fidelity Leveraged Company Stock Fund	Oct. 04, 2024
Fidelity Advisor Leveraged Company Stock Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	26.11%
Past 5 years	16.01%
Past 10 years	8.50%
Fidelity Advisor Leveraged Company Stock Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	22.62%
Past 5 years	14.06%
Past 10 years	5.97%
Fidelity Advisor Leveraged Company Stock Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	17.71%
Past 5 years	12.81%
Past 10 years	6.23%
RS006
Average Annual Return:
Past 1 year	17.23%
Past 5 years	12.68%
Past 10 years	9.42%
IXXVV
Average Annual Return:
Past 1 year	19.83%
Past 5 years	11.85%
Past 10 years	5.32%
RS003
Average Annual Return:
Past 1 year	25.96%
Past 5 years	15.16%
Past 10 years	11.48%